INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Schedule of Income Tax Payable	Income tax payable comprises:
	June 30, 2016	June 30, 2015
Dongsheng Guarantee	$2,083,683	$1,621,710
Jinshang Leasing	427,164	1,446,042
Jinchen Agriculture	-	5
	$2,510,847	$3,067,757

Schedule of Reconciliation Between the Effective Income Tax Rate and the PRC Statutory Income Tax Rate

The reconciliation between the effective income tax rate and the PRC statutory income tax rate of 25% is as follows:

	For the years ended
	June 30, 2016	June 30, 2015
PRC statutory tax	25.0%	25.0%
Effect of non-deductible expenses	0.0%	0.0%
Effect of non-taxable income	(28.5)%	(14.3)%
Others	9.7%	0.0%
Effective tax rate	6.2%	10.7%

Schedule of Deferred Tax Assets and Liabilities

	June 30, 2016	June 30, 2015

Deferred income tax assets
Provision for direct financing lease	208,215	75,600
Direct financing lease incomes	220,309	338,879

Total deferred income tax assets	428,524	414,479
Less: Valuation allowance	-	-
Net total deferred income tax assets	428,524	414,479

Deferred income tax liabilities
Direct financing lease losses	-	-
Allowance for guarantee	477,398	969,094
Other difference	-	154,648

Total Deferred income tax liabilities	477,398	1,123,742